Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 122,293	$ 194,471
Short-term bank deposits	0	157,631
Prepayments to Minera Exar for lithium carbonate purchases	6,673	0
Receivables, prepaids and deposits	4,609	3,990
Total current assets	133,575	356,092
NON-CURRENT ASSETS
Associates and other investments	0	31,343
Investment in Sal de la Puna Project	181,270	0
Loans to Exar Capital	320,869	223,122
Investment in Cauchari-Olaroz Project	59,581	41,507
Long-term receivable from JEMSE	7,394	6,813
Property, plant and equipment	9,245	9,026
Exploration and evaluation assets	343,092	348,645
Total non-current assets	921,451	660,456
TOTAL ASSETS	1,055,026	1,016,548
CURRENT LIABILITIES
Accounts payable and accrued liabilities	9,649	16,540
Customer advances	2,322	0
Current portion of long-term liabilities	2,608	3,105
Total current liabilities	14,579	19,645
NON-CURRENT LIABILITIES
Convertible senior notes	200,361	204,472
Decommissioning provision	0	478
Deferred income tax liability	10,659	0
Other liabilities	496	7,951
Total long-term liabilities	211,516	212,901
TOTAL LIABILITIES	226,095	232,546
SHAREHOLDERS' EQUITY
Share capital	1,475,930	1,029,485
Contributed surplus	17,678	30,226
Accumulated other comprehensive loss	(3,487)	(3,487)
Deficit	(661,190)	(272,222)
TOTAL SHAREHOLDERS' EQUITY	828,931	784,002
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,055,026	$ 1,016,548